UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22378

 NAME OF REGISTRANT:                     DoubleLine Funds Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 333 South Grand Avenue
                                         Suite 1800
                                         Los Angeles, CA 90071

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Ronald R. Redell
                                         333 South Grand Avenue
                                         Suite 1800
                                         Los Angeles, CA 90071

 REGISTRANT'S TELEPHONE NUMBER:          (213) 633-8200

 DATE OF FISCAL YEAR END:                03/31

 DATE OF REPORTING PERIOD:               07/01/2011 - 06/30/2012


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The following series of the DoubleLine Funds Trust did not own any voting security for which a proxy instruction for a meeting of security holders was given by the series or solicited from the series during the time the series held the security:

DoubleLine Total Return Bond Fund
DoubleLine Low Duration Bond Fund

The remaining series of the DoubleLine Funds Trust provided proxy instructions as described elsewhere in this form.


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DoubleLine Core Fixed Income Fund
--------------------------------------------------------------------------------------------------------------------------
 BTA BANK JSC, ALMATY                                                                        Agenda Number:  703646274
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0994HAE3
    Meeting Type:  EGM
    Meeting Date:  21-Mar-2012
          Ticker:
            ISIN:  XS0532988770
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.A    Vote For Mr. Dmitri Beliaev as Director                   Mgmt          No vote

1.B    Vote For Mr. Sergey Babayan as Director                   Mgmt          For                            For

1.C    Vote For None of the Candidates                           Mgmt          Abstain                        Against

2.A    Vote For Mr. Yury M. Voicehovsky                          Mgmt          Abstain                        Against

2.B    Vote Against Mr. Yury M. Voicehovsky                      Mgmt          Against                        Against



DoubleLine Emerging Markets Fixed Income Fund
--------------------------------------------------------------------------------------------------------------------------
 BTA BANK JSC, ALMATY                                                                        Agenda Number:  703646274
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0994HAE3
    Meeting Type:  EGM
    Meeting Date:  21-Mar-2012
          Ticker:
            ISIN:  XS0532988770
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.A    Vote For Mr. Dmitri Beliaev as Director                   Mgmt          No vote

1.B    Vote For Mr. Sergey Babayan as Director                   Mgmt          For                            For

1.C    Vote For None of the Candidates                           Mgmt          Abstain                        Against

2.A    Vote For Mr. Yury M. Voicehovsky                          Mgmt          Abstain                        Against

2.B    Vote Against Mr. Yury M. Voicehovsky                      Mgmt          Against                        Against



DoubleLine Multi-Asset Growth Fund
--------------------------------------------------------------------------------------------------------------------------
 BTA BANK JSC, ALMATY                                                                        Agenda Number:  703646274
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0994HAE3
    Meeting Type:  EGM
    Meeting Date:  21-Mar-2012
          Ticker:
            ISIN:  XS0532988770
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.A    Vote For Mr. Dmitri Beliaev as Director                   Mgmt          No vote

1.B    Vote For Mr. Sergey Babayan as Director                   Mgmt          For                            For

1.C    Vote For None of the Candidates                           Mgmt          Abstain                        Against

2.A    Vote For Mr. Yury M. Voicehovsky                          Mgmt          Abstain                        Against

2.B    Vote Against Mr. Yury M. Voicehovsky                      Mgmt          Against                        Against


--------------------------------------------------------------------------------------------------------------------------
 ULTRA PETROLEUM CORP.                                                                       Agenda Number:  933611700
--------------------------------------------------------------------------------------------------------------------------
        Security:  903914109
    Meeting Type:  Annual
    Meeting Date:  22-May-2012
          Ticker:  UPL
            ISIN:  CA9039141093
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF MICHAEL D. WATFORD AS DIRECTOR                Mgmt          No vote

1B     ELECTION OF W. CHARLES HELTON AS DIRECTOR                 Mgmt          No vote

1C     ELECTION OF STEPHEN J. MCDANIEL AS DIRECTOR               Mgmt          No vote

1D     ELECTION OF ROGER A. BROWN AS DIRECTOR                    Mgmt          No vote

02     APPOINTMENT OF ERNST & YOUNG LLP AS                       Mgmt          No vote
       AUDITORS OF THE COMPANY FOR THE ENSUING
       YEAR AND AUTHORIZING THE DIRECTORS TO FIX
       THEIR REMUNERATION

03     NON-BINDING ADVISORY VOTE ON EXECUTIVE                    Mgmt          No vote
       COMPENSATION RESOLVED, THE SHAREHOLDERS OF
       THE COMPANY APPROVE, ON AN ADVISORY BASIS,
       THE COMPENSATION PAID TO THE COMPANY'S
       NAMED EXECUTIVE OFFICERS, AS DISCLOSED
       PURSUANT TO ITEM 402 OF REGULATION S.K.,
       INCLUDING THE COMPENSATION DISCUSSION AND
       ANALYSIS, THE ACCOMPANYING COMPENSATION
       TABLES, AND THE RELATED NARRATIVE
       DISCUSSION, IN THE COMPANY'S MOST RECENT
       PROXY STATEMENT

04     APPROVAL OF MATERIAL TERMS OF EXECUTIVE                   Mgmt          No vote
       OFFICER PERFORMANCE GOALS

05     IF PRESENTED, A SHAREHOLDER PROPOSAL WHICH                Mgmt          No vote
       IS OPPOSED BY THE BOARD OF DIRECTORS.


Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         DoubleLine Funds Trust
By (Signature)       /s/ Ronald R. Redell
Name                 Ronald R. Redell
Title                President
Date                 08/21/2012